Summary of Significant Accounting Policies (Financial Statements) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Inventory [Line Items]
Cost of goods sold									$ 3,376.1	$ 3,728.5	$ 3,357.4
Other expense (income), net									(22.4)	(3.6)	0.8
EBIT									407.5	486.8	460.3
Income taxes									74.8	89.4	84.1
Net earnings	$ 108.0	$ 107.1	$ (6.1)	$ 44.1	$ 77.7	$ 95.1	$ 79.2	$ 62.1	$ 253.1	$ 314.1	$ 323.7
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	$ 0.79	$ 0.79	$ (0.05)	$ 0.33	$ 0.57	$ 0.71	$ 0.59	$ 0.46	$ 1.86	$ 2.33	$ 2.41
Diluted (in dollars per share)	$ 0.79	$ 0.79	$ (0.05)	$ 0.33	$ 0.57	$ 0.70	$ 0.59	$ 0.46	$ 1.86	$ 2.32	$ 2.39
Inventories	$ 691.5				$ 675.7				$ 691.5	$ 675.7
Deferred income taxes	205.4				223.8				205.4	223.8
Retained earnings	2,797.2				2,763.9				2,797.2	2,763.9
Writedown of inventories									13.6	15.1	$ 18.2
Net gain from sales of assets and businesses									0.0	(5.0)	(2.1)
Deferred income tax (benefit) expense									(20.9)	0.8	2.6
Inventories									(31.9)	73.8	(85.6)
Change In Inventory Valuation
Inventory [Line Items]
Cost of goods sold									3,376.1	3,728.5	3,357.4
Other expense (income), net									(22.4)
EBIT									407.5	486.8	460.3
Income taxes									74.8	89.4	84.1
Net earnings									$ 253.1	$ 314.1	$ 323.7
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)									$ 1.86	$ 2.33	$ 2.41
Diluted (in dollars per share)									$ 1.86	$ 2.32	$ 2.39
Inventories	691.5				675.7				$ 691.5	$ 675.7
Deferred income taxes	205.4				223.8				205.4	223.8
Retained earnings	2,797.2				2,763.9				2,797.2	2,763.9
Writedown of inventories									13.6	15.1	$ 18.2
Net gain from sales of assets and businesses									0.0
Deferred income tax (benefit) expense									(20.9)	0.8	2.6
Inventories									(31.9)	73.8	(85.6)
Previously Reported | Change In Inventory Valuation
Inventory [Line Items]
Cost of goods sold									3,385.7	3,701.9	3,380.8
Other expense (income), net									(25.0)
EBIT									400.5	513.4	436.9
Income taxes									73.2	96.2	78.3
Net earnings									$ 247.7	$ 333.9	$ 306.1
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)									$ 1.82	$ 2.48	$ 2.28
Diluted (in dollars per share)									$ 1.82	$ 2.47	$ 2.26
Inventories	645.5				636.7				$ 645.5	$ 636.7
Deferred income taxes	194.2				214.2				194.2	214.2
Retained earnings	2,762.4				2,734.5				2,762.4	2,734.5
Writedown of inventories									10.9	9.0	$ 10.3
Net gain from sales of assets and businesses									(2.5)
Deferred income tax (benefit) expense									(22.5)	7.6	(3.2)
Inventories									(19.7)	53.3	(54.3)
Adjustment | Change In Inventory Valuation
Inventory [Line Items]
Cost of goods sold									(9.6)	26.6	(23.4)
Other expense (income), net									2.6
EBIT									7.0	(26.6)	23.4
Income taxes									1.6	(6.8)	5.8
Net earnings									$ 5.4	$ (19.8)	$ 17.6
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)									$ 0.04	$ (0.15)	$ 0.13
Diluted (in dollars per share)									$ 0.04	$ (0.15)	$ 0.13
Inventories	46.0				39.0				$ 46.0	$ 39.0
Deferred income taxes	11.2				9.6				11.2	9.6
Retained earnings	$ 34.8				$ 29.4				34.8	29.4		$ 31.6
Writedown of inventories									2.7	6.1	$ 7.9
Net gain from sales of assets and businesses									2.5
Deferred income tax (benefit) expense									1.6	(6.8)	5.8
Inventories									$ (12.2)	$ 20.5	$ (31.3)